Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	₩ 3,131,988	₩ 2,657,595	₩ 1,660,101
Items that will never be reclassified to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities	(41,490)	5,921	(7,524)
Valuation loss on financial assets at fair value through other comprehensive income	(130,035)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in unrealized fair value of available-for-sale financial assets		158,440	(223,981)
Net change in other comprehensive income of investments in associates and joint ventures	(14,577)	(141,008)	(9,939)
Net change in unrealized fair value of derivatives	32,227	22,586	(13,218)
Foreign currency translation differences for foreign operations	12,291	(46,952)	7,331
Other comprehensive income (loss)	(141,584)	(1,013)	(247,331)
Total comprehensive income	2,990,404	2,656,582	1,412,770
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	3,000,503	2,597,160	1,432,982
Non-controlling interests	₩ (10,099)	₩ 59,422	₩ (20,212)